Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 353,005	$ 323,146
Less: Accumulated depreciation	(192,721)	(164,899)
Property, plant and equipment, net	160,284	158,247
Depreciation	40,227	35,559	32,717
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	5,628	5,469
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	30,543	30,024
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	74,878	68,401
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	57,299	42,584
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	7,553	13,887
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 177,104	$ 162,781